Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust II
Entity Central Index Key	0001518042
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000266114
Shareholder Report [Line Items]
Fund Name	PeakShares RMR Prime Equity ETF
Trading Symbol	PRMR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PeakShares RMR Prime Equity ETF for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.peaksharesfunds.com. You can also request this information by contacting us at 1-877-57-PEAKS.
Additional Information Phone Number	1-877-57-PEAKS
Additional Information Website	https://www.peaksharesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PeakShares RMR Prime Equity ETF	$55	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.00%	[1]
AssetsNet	$ 91,602,668
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 204,643
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$91,602,668
Number of Portfolio Holdings	52
Advisory Fee (net of waivers)	$204,643
Portfolio Turnover	28%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Exchange-Traded Funds	0.3%
Reit	2.0%
Common Stocks	97.7%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.1%
Fixed Income	0.2%
Real Estate	2.0%
Materials	2.5%
Utilities	3.9%
Energy	4.6%
Industrials	5.4%
Consumer Staples	5.5%
Health Care	8.6%
Consumer Discretionary	9.3%
Communications	10.1%
Financials	12.2%
Technology	34.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Palantir Technologies, Inc., Class A	3.0%
Microsoft Corporation	2.6%
Newmont Corporation	2.5%
Regeneron Pharmaceuticals, Inc.	2.5%
CME Group, Inc.	2.4%
Chevron Corporation	2.3%
Crowdstrike Holdings, Inc., Class A	2.3%
ExxonMobil Holdings Corporation	2.3%
Palo Alto Networks, Inc.	2.2%
Gilead Sciences, Inc.	2.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended August 31, 2026.
C000249078
Shareholder Report [Line Items]
Fund Name	PeakShares Sector Rotation ETF
Trading Symbol	PSTR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about PeakShares Sector Rotation ETF for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.peaksharesfunds.com. You can also request this information by contacting us at 1-877-57-PEAKS.
Additional Information Phone Number	1-877-57-PEAKS
Additional Information Website	https://www.peaksharesfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PeakShares Sector Rotation ETF	$53	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%	[2]
AssetsNet	$ 67,261,938
Holdings Count | Holding	392
Advisory Fees Paid, Amount	$ 143,918
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Table Summary
Net Assets	$67,261,938
Number of Portfolio Holdings	392
Advisory Fee (net of waivers)	$143,918
Portfolio Turnover	18%

Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	34.0%
Exchange-Traded Funds	66.0%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	2.6%
Equity Option	-2.6%
Utilities	0.3%
Commodity	0.9%
Consumer Staples	1.0%
Financials	1.2%
Energy	1.7%
Industrials	1.9%
Fixed Income	2.3%
Health Care	4.5%
Consumer Discretionary	4.9%
Communications	5.0%
Technology	13.5%
Equity	62.8%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
State Street Financial Select Sector SPDR ETF	9.9%
Vanguard Information Technology ETF	8.3%
State Street Technology Select Sector SPDR ETF	8.1%
State Street Health Care Select Sector SPDR ETF	7.5%
State Street Communication Services Select Sector SPDR ETF	5.2%
State Street Consumer Staples Select Sector SPDR ETF	4.9%
State Street Industrial Select Sector SPDR ETF	4.1%
State Street Consumer Discretionary Select Sector SPDR ETF	3.2%
Microsoft Corporation	2.8%
State Street Utilities Select Sector SPDR ETF	2.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended August 31, 2026.

[1]	Annualized
[2]	Annualized